SCHEDULE OF NET REVENUES BY PRODUCT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total consolidated revenue	$ 214,039	$ 365,975	$ 386,940	$ 3,162,739	$ 6,815,548
Total consolidated revenue	214,039	365,975	386,940	3,162,739	6,815,548
Battery Packs/Battery Cells [Member]
Product Information [Line Items]
Total consolidated revenue	209,409	89,058	103,756	2,986,710	6,641,633
Total consolidated revenue	209,409	89,058	103,756	2,986,710	6,641,633
Battery Spare Parts and Others [Member]
Product Information [Line Items]
Total consolidated revenue	4,630	276,917	283,184	176,029	173,915
Total consolidated revenue	$ 4,630	$ 276,917	$ 283,184	$ 176,029	$ 173,915